Commitments and Contingencies - Additional Information (Detail) € in Thousands, kr in Millions, $ in Millions			1 Months Ended				6 Months Ended	12 Months Ended
	Feb. 13, 2019 USD ($)	Feb. 13, 2019 NOK (kr)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Jan. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Loss Contingencies [Line Items]
Net Litigation Related Charges								$ 201.0	$ 166.0	$ 51.4
Accrued litigation liabilities								407.9	$ 309.4
Loss contingency, damages awarded, value	$ 2.3	kr 19,500,000
Heraeus Trade Secret Misappropriation Lawsuits [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages incurred			$ 16.6	€ 13,840
Heraeus Trade Secret Misappropriation Lawsuits [Member] | Germany [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages incurred | €					€ 125,900	€ 121,900	€ 146,700
Other Contingencies [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual								0.0
Loss Contingency, Range of Possible Loss, Portion Not Accrued								$ 355.0